Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Collective [Member] | Consumer Loans [Member] | Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance	$ 4,963,047	$ 4,727,464	[1]
Transfers:
Transfers from stage 1 to stage 2	(410,942)	(358,403)
Transfers from stage 1 to stage 3	(16,962)	(25,210)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	238,800	130,611
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	2,225	514
Net changes of financial assets	(337,006)	430,777
Write-off
FX and other adjustments	1	57,294
Gross carrying amount, Ending balance	4,439,163	4,963,047
Expected credit losses allowances, Beginning balance	67,396	75,495	[1]
Transfers:
Transfers to stage 2	(36,422)	(28,717)
Transfers to stage 3	(1,484)	(1,633)
Transfers to stage 3
Transfers to stage 1	13,589	7,941
Transfers to stage 2
Transfers to stage 1	254	47
Net changes of the exposure and modifications in the credit risk	45,492	15,641
Write-off
FX and other adjustments		(1,378)
Expected credit losses allowances, Ending balance	88,825	67,396
Collective [Member] | Consumer Loans [Member] | Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance	292,718	295,132	[1]
Transfers:
Transfers from stage 1 to stage 2	410,942	358,403
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(223,169)	(248,494)
Transfers from stage 2 to stage 1	(238,800)	(130,611)
Transfers from stage 3 to stage 2	57,574	56,489
Transfers from stage 3 to stage 1
Net changes of financial assets	(62,658)	(45,093)
Write-off
FX and other adjustments	(12)	6,892
Gross carrying amount, Ending balance	236,595	292,718
Expected credit losses allowances, Beginning balance	50,808	60,467	[1]
Transfers:
Transfers to stage 2	95,850	109,916
Transfers to stage 3
Transfers to stage 3	(75,229)	(78,909)
Transfers to stage 1	(41,928)	(32,506)
Transfers to stage 2	10,162	17,002
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk	(7,926)	(25,712)
Write-off
FX and other adjustments	(5)	550
Expected credit losses allowances, Ending balance	31,732	50,808
Collective [Member] | Consumer Loans [Member] | Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance	290,430	300,193	[1]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	16,962	25,210
Transfers from stage 2 to stage 3	223,169	248,494
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(57,574)	(56,489)
Transfers from stage 3 to stage 1	(2,225)	(514)
Net changes of financial assets	13,765	(3,605)
Write-off	(219,402)	(223,919)
FX and other adjustments	(4)	1,060
Gross carrying amount, Ending balance	265,121	290,430
Expected credit losses allowances, Beginning balance	170,263	165,052	[1]
Transfers:
Transfers to stage 2
Transfers to stage 3	9,061	11,699
Transfers to stage 3	108,792	111,334
Transfers to stage 1
Transfers to stage 2	(28,649)	(31,914)
Transfers to stage 1	(865)	(233)
Net changes of the exposure and modifications in the credit risk	104,328	135,298
Write-off	(204,286)	(223,919)
FX and other adjustments	(2)	2,946
Expected credit losses allowances, Ending balance	158,642	170,263
Consumer Loans [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance	5,546,195	5,322,789	[1]
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	(385,899)	382,079
Write-off	(219,402)	(223,919)
FX and other adjustments	(15)	65,246
Gross carrying amount, Ending balance	4,940,879	5,546,195
Expected credit losses allowances, Beginning balance	288,467	301,014	[1]
Transfers:
Transfers to stage 2	59,428	81,199
Transfers to stage 3	7,577	10,066
Transfers to stage 3	33,563	32,425
Transfers to stage 1	(28,339)	(24,565)
Transfers to stage 2	(18,487)	(14,912)
Transfers to stage 1	(611)	(186)
Net changes of the exposure and modifications in the credit risk	141,894	125,227
Write-off	(204,286)	(223,919)
FX and other adjustments	(7)	2,118
Expected credit losses allowances, Ending balance	$ 279,199	$ 288,467

[1]	Include loans and ECL balances of the acquired Santander Consumer Chile S.A.